Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ 176,424	$ (8,845)	$ (48,611)	$ (37,158)
Other comprehensive loss, net of tax:
Currency translation adjustment	(35,799)	(29)	4,781	(218)
Total comprehensive profit (loss)	140,625	(8,874)	(43,830)	(37,376)
Comprehensive loss attributable to non-controlling stockholders	(473)	(212)	(1,267)	(926)
Comprehensive profit (loss) attributable to TINGO GROUP, Inc.	$ 141,098	$ (8,662)	$ (42,563)	$ (36,450)